Acquisition of IPA Europe and Immulease - Additional Information (Details) - IPA Europe and Immulease	Apr. 05, 2018 CAD ($) shares $ / shares	Apr. 30, 2021 CAD ($)	Apr. 30, 2020 CAD ($)	Apr. 30, 2019 CAD ($)	Apr. 30, 2019 EUR (€)	Apr. 05, 2018 EUR (€) shares
Disclosure Of Business Combinations [Line Items]
Business acquisition, purchase consideration	$ 11,226,000					€ 7,000,000
Cash	3,988,000					2,500,000
Deferred acquisition payments	$ 2,354,000	$ 498,000	$ 1,894,000	$ 1,501,000		2,000,000
Period of deferred acquisition payments	3 years
Business acquisition, purchase consideration | €					€ 666,666	€ 666,666
Transaction costs	$ 36,821
Fair value of common shares issued	$ 4,884,000
Fair value of common shares issued per share | $ / shares	$ 3.70
Deferred acquisition payments discount rate	14.00%
Common Shares
Disclosure Of Business Combinations [Line Items]
Number of common shares issued | shares	1,320,080					1,320,080